TAXATION (Schedule of Aggregate Amount and Per Share Effect of Tax Holidays and Preferential Tax Rates) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Holiday [Line Items]
The aggregate amount	$ (12,001)	$ (5,759)	$ (5,985)
Basic Earnings Per Share [Member]
Income Tax Holiday [Line Items]
Aggregate tax benefit per share	$ 0.14	$ 0.06	$ 0.07
Diluted Earnings Per Share [Member]
Income Tax Holiday [Line Items]
Aggregate tax benefit per share	$ 0.13	$ 0.06	$ 0.07